Derivative Instruments - Income statement disclosures (Detail) (Not Designated as Hedging Instrument, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain on Derivative	$ 49,570	$ 0	$ 0
Derivative, Loss on Derivative	0	(69)	(1,933)
Contingent Value Rights | Net gain on the valuation of contingent value rights
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain on Derivative	49,570	0	0
Derivative, Loss on Derivative	0	0	0
Interest Rate Swap | Loss on interest rate swap
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain on Derivative	0	0	0
Derivative, Loss on Derivative	$ 0	$ (69)	$ (1,933)